FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in share price (as a percent)	10.00%
Decrease in market securities asset value	$ 250,000
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	40,602,000	$ 40,313,000
Marketable securities | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	2,494,000	5,092,000
Receivables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	35,000	56,000
Deposits | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	2,128,000	2,208,000
Accounts payable | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	10,209,000	$ 10,950,000
Commitment to issue shares | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instrument, fair value	$ 2,497,000